INVESTMENTS IN AFFILIATE - SUMMARIZED FINANCIAL INFORMATION OF HILLI LLC (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Current assets	$ 138,024	$ 133,299
Current liabilities	(739,627)	(309,154)
Hilli LLC
Schedule of Equity Method Investments [Line Items]
Current assets	53,665	54,000
Non-current assets	1,235,950	1,300,065
Current liabilities	(44,526)	(45,106)
Non-current liabilities	$ (885,500)	$ (924,578)